TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW
         USAA New York Bond Fund                                        4
         USAA New York Money Market Fund                                9
      FINANCIAL INFORMATION
         Portfolios of Investments
            Categories and Definitions                                 12
            USAA New York Bond Fund                                    14
            USAA New York Money Market Fund                            17
         Notes to Portfolios of Investments                            20
         Statements of Assets and Liabilities                          21
         Statements of Operations                                      22
         Statements of Changes in Net Assets                           23
         Notes to Financial Statements                                 24






IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA NEW YORK FUNDS, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). THE REPORT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUNDS.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.







USAA FAMILY OF FUNDS SUMMARY

         FUND                                     MINIMUM
      TYPE/NAME              VOLATILITY          INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
Aggressive Growth         Very high               $3,000
Emerging Markets          Very high                3,000
First Start Growth
  (REGISTERED TRADEMARK)  Moderate to high         3,000
Gold                      Very high                3,000
Growth                    Moderate to high         3,000
Growth & Income           Moderate                 3,000
International             Moderate to high         3,000
S&P 500(REGISTERED
  TRADEMARK)Index         Moderate                 3,000
Science & Technology      Very high                3,000
Small Cap Stock           Very high                3,000
World Growth              Moderate to high         3,000
-------------------------------------------------------------
ASSET ALLLOCATION
-------------------------------------------------------------
Balanced Strategy         Moderate                $3,000
Cornerstone Strategy      Moderate                 3,000
Growth and Tax
  Strategy                Moderate                 3,000
Growth Strategy           Moderate to high         3,000
Income Strategy           Low to moderate          3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
GNMA(REGISTERED
  TRADEMARK)              Low to moderate         $3,000
High-Yield
  Opportunities           High                     3,000
Income                    Moderate                 3,000
Income Stock              Moderate                 3,000
Intermediate-Term
  Bond                    Low to moderate          3,000
Short-Term Bond           Low                      3,000
-------------------------------------------------------------
INCOME - TAX EXEMPT
-------------------------------------------------------------
Long-Term                 Moderate                $3,000
Intermediate-Term         Low to moderate          3,000
Short-Term                Low                      3,000
State Bond Income         Moderate                 3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
Money Market              Very low                $3,000
Tax Exempt
  Money Market            Very low                 3,000
Treasury Money
  Market Trust
  (REGISTERED TRADEMARK)  Very low                 3,000
State Money Market        Very low                 3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.









MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]

I have noted many times in the past that our three national tax-exempt bond funds will usually provide a textbook study of how the bond markets should work. The USAA Long-Term Fund should have the highest return, the USAA Short-Term Fund the lowest, and the USAA Intermediate-Term Fund should fall in between. That's because risk is usually rewarded. A 30-year bond is more risky, for various reasons, than a two-year bond.

THE WALL STREET JOURNAL on October 2, 2000, showed that year-to-date the performance of these three funds lines up like this:

================================================================================
              YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    USAA Tax Exempt Long-Term Fund                         6.7%
    USAA Tax Exempt Intermediate-Term Fund                 6.0%
    USAA Tax Exempt Short-Term Fund                        4.0%
================================================================================

Last year the bond market declined and demonstrated that 30-year bonds are indeed riskier than short issues:

================================================================================
                    TOTAL RETURN FOR PERIODS ENDING 12/31/99
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS   10 YEARS
                                               -----------------------------
    USAA Tax Exempt Long-Term Fund             -5.04%      6.59%     6.37%
    USAA Tax Exempt Intermediate-Term Fund     -2.61%      6.37%     6.49%
    USAA Tax Exempt Short-Term Fund             1.64%      4.98%     5.06%
================================================================================

However, over the longer term, you can see that risk usually is rewarded:

================================================================================
                     TOTAL RETURN FOR PERIODS ENDING 9/30/00
--------------------------------------------------------------------------------
                                               1 YEAR     5 YEARS   10 YEARS
                                               -----------------------------
    USAA Tax Exempt Long-Term Fund              4.60%      5.41%     6.82%
    USAA Tax Exempt Intermediate-Term Fund      5.14%      5.32%     6.72%
    USAA Tax Exempt Short-Term Fund             4.51%      4.52%     5.09%
================================================================================

The ordering of these returns and the longer term records of these funds are in line with theory. And the numbers for 2000 look pretty good compared to major indices this year:

================================================================================
              YEAR-TO-DATE TOTAL RETURNS FOR PERIOD ENDING 9/30/00
--------------------------------------------------------------------------------
    Dow Jones Industrial Average                          -7.36%
    S&P 500 Index                                         -1.39%
    Nasdaq Composite Index                                -9.74%
================================================================================

That is why a portion of my investment portfolio is composed of tax-exempt bond funds.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


TOTAL RETURN EQUALS INCOME PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S. BASED SECURITIES.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.







INVESTMENT REVIEW

USAA NEW YORK BOND FUND

OBJECTIVE: High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes.

TYPES OF INVESTMENTS: Invests principally in long-term, investment-grade New York tax-exempt securities.

================================================================================
                                                      3/31/00         9/30/00
--------------------------------------------------------------------------------
  Net Assets                                       $83.0 Million   $88.8 Million
  Net Asset Value Per Share                            $10.79          $10.96
  Tax-Exempt Dividends Per Share Last 12 Months        $0.606          $0.604
  Capital Gain Distributions Per Share Last 12
     Months                                               -               -
================================================================================
SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/00
--------------------------------------------------------------------------------
               3/31/00 TO 9/30/00                 30-DAY SEC YIELD
                     4.41%(+)                           5.02%
================================================================================
 *  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
(+) TOTAL  RETURNS  FOR PERIODS OF LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THIS
    SIX-MONTH RETURN IS CUMULATIVE.






                     AVERAGE ANNUAL COMPOUNDED RETURNS WITH
          REINVESTMENT OF DIVIDENDS - PERIODS ENDING SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                  TOTAL RETURN   EQUALS   DIVIDEND RETURN   PLUS   PRICE CHANGE
--------------------------------------------------------------------------------
   Since 10/15/90     7.21%        =            5.92%        +         1.29%
--------------------------------------------------------------------------------
   5 Years            5.73%        =            5.69%        +         0.04%
--------------------------------------------------------------------------------
   1 Year             5.88%        =            5.79%        +         0.09%
--------------------------------------------------------------------------------


              ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
               FOR THE NINE-YEAR PERIOD ENDING SEPTEMBER 30, 2000

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA New York Bond Fund for the nine-year period ending September 30, 2000.

TOTAL RETURN
---------------------
09/30/92       10.81%
09/30/93       13.40%
09/30/94       -5.23%
09/30/95        9.71%
09/30/96        6.34%
09/30/97        9.69%
09/30/98       10.12%
09/30/99       -2.85%
09/30/00        5.88%

DIVIDEND RETURN
---------------------
09/30/92        6.49%
09/30/93        6.09%
09/30/94        4.79%
09/30/95        6.31%
09/30/96        5.97%
09/30/97        6.05%
09/30/98        5.73%
09/30/99        4.98%
09/30/00        5.79%

CHANGE IN SHARE PRICE
---------------------
09/30/92        4.32%
09/30/93        7.31%
09/30/94      -10.02%
09/30/95        3.40%
09/30/96        0.37%
09/30/97        3.64%
09/30/98        4.39%
09/30/99       -7.83%
09/30/00        0.09%

TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.









                       12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA New York Bond Fund to the 12-Month Dividend Yield of the Lipper New York Municipal Debt Funds Average from 9/30/92 to 9/30/00.

            USAA NEW YORK               LIPPER NEW YORK MUNICIPAL
              BOND FUND                    DEBT FUNDS AVERAGE
            -------------               -------------------------
9/30/92        5.92%                               6.07%
9/30/93        5.27%                               5.30%
9/30/94        5.74%                               5.57%
9/30/95        5.77%                               5.18%
9/30/96        5.82%                               4.95%
9/30/97        5.58%                               4.73%
9/30/98        5.24%                               4.48%
9/30/99        5.53%                               4.63%
9/30/00        5.52%                               4.72%

THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/00.









                    CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment for the USAA New York Bond Fund, Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Average. The data is from 10/15/90 through 9/30/00. The data points from the graph are as follows:

USAA NEW YORK BOND FUND
 YEAR                  AMOUNT
 ----                  ------
10/15/90              $10,000
03/31/91               10,822
09/30/91               11,605
03/31/92               12,012
09/30/92               12,860
03/31/93               13,663
09/30/93               14,583
03/31/94               13,755
09/30/94               13,821
03/31/95               14,501
09/30/95               15,163
03/31/96               15,613
09/30/96               16,124
03/31/97               16,532
09/30/97               17,688
03/31/98               18,555
09/30/98               19,477
03/31/99               19,618
09/30/99               18,921
03/31/00               19,187
09/30/00               20,033

LEHMAN BROTHERS MUNICIPAL BOND INDEX
 YEAR                  AMOUNT
 ----                  ------
10/15/90              $10,000
03/31/91               10,574
09/30/91               11,220
03/31/92               11,632
09/30/92               12,395
03/31/93               13,089
09/30/93               13,974
03/31/94               13,392
09/30/94               13,633
03/31/95               14,387
09/30/95               15,159
03/31/96               15,593
09/30/96               16,073
03/31/97               16,444
09/30/97               17,526
03/31/98               18,208
09/30/98               19,053
03/31/99               19,338
09/30/99               18,919
03/31/00               19,318
09/30/00               20,084

LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE
 YEAR                  AMOUNT
 ----                  ------
10/15/90              $10,000
03/31/91               10,550
09/30/91               11,299
03/31/92               11,658
09/30/92               12,501
03/31/93               13,278
09/30/93               14,194
03/31/94               13,512
09/30/94               13,573
03/31/95               14,188
09/30/95               14,784
03/31/96               15,155
09/30/96               15,596
03/31/97               15,876
09/30/97               16,908
03/31/98               17,540
09/30/98               18,325
03/31/99               18,438
09/30/99               17,731
03/31/00               17,987
09/30/00               18,610

DATA SINCE INCEPTION ON 10/15/90 THROUGH 9/30/00.

THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE LONG-TERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE IS THE AVERAGE PERFORMANCE LEVEL OF ALL NEW YORK MUNICIPAL DEBT FUNDS, AS COMPUTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.







MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE.]

CREDIT MARKET REVIEW

During the first six months of the USAA New York Bond Fund's fiscal year, from March 31, 2000, to September 30, 2000, yields on 20-year AA-rated municipal bonds declined 0.08%. The credit market seems to believe that the Federal Reserve's (the Fed) six short-term interest rate hikes have slowed the growth in the domestic economy to a level that will keep price inflation in check. Bonds of New York municipal issuers outperformed the national market. This reflected the strong downstate economy and in-state investors' heavy demand for tax-exempt income.

FUND PERFORMANCE

While past performance is no guarantee of future results, from March 31, 2000, to September 30, 2000, your Fund paid an annualized dividend distribution yield of 5.45%. During this period of declining yields, the Fund's share price increased $0.17 to $10.96.

                                   * * * * *

Your Fund's performance continues to earn an Overall Star Rating of 5 stars in the municipal bond fund category from Morningstar Rating(TradeMark) for the period ending September 30, 2000.


DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS SIX MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS AND ANNUALIZING THE RESULT.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. MORNINGSTAR PROPRIETARY RATINGS ON U.S.-DOMICILED FUNDS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF SEPTEMBER 30, 2000. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. MORNINGSTAR RATINGS ON U.S.-DOMICILED FUNDS ARE CALCULATED FROM THE FUND'S THREE-, FIVE-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY U.S. TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY U.S. T-BILL RETURNS. THE USAA NEW YORK BOND FUND RECEIVED 4 AND 5 STARS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE TOP 10% OF THE FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND WAS RATED EXCLUSIVELY AGAINST U.S.-DOMICILED FUNDS. THE FUND WAS RATED AMONG 1,720 AND 1,472 FUNDS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.


SMOKE AND MIRRORS

While we use the credit ratings of three nationally recognized statistical rating organizations (Moody's Investors Service, Standard & Poor's, and Fitch
IBCA) as guidelines, actual purchase decisions are based on our independent credit analysis. There are a number of bonds rated A or better, some with ratings as high as AAA, that we will NOT purchase. Credit analysis must go beyond the numbers. For example, I am often asked why the Fund does not own bonds backed by tobacco settlement payments (tobacco bonds). Avoidance of this class of bonds is not a reflection of personal moral principles, but is based on a fiduciary responsibility to our shareholders. In the interest of full disclosure, with a family history of emphysema, I do not smoke and have used all my persuasive powers to discourage my children from smoking. While I think that smoking may pose a long-term health risk, I consider smoking to be a matter of personal choice.

From a credit perspective, taxes on tobacco have been structured to provide a predictable revenue stream that can support an investment-grade rating. The fluctuations and trends in tobacco use can be modeled and analyzed. We can then judge if we are taking a wise risk if we depend on this type of revenue stream to pay back the bonds.

Tobacco bonds are not secured by taxes. The anticipated revenue stream for tobacco bonds is predicated on an out-of-court agreement between tobacco companies and the participating state governments. The revenue stream for the tobacco settlement may be subject to additional legal claims from federal government and class action lawsuits. The potential size of these actions could be staggering, and the new legal claims may be granted a superior lien to tobacco company revenues. The tobacco settlement is not immune to bankruptcy risk. If the tobacco companies filed for bankruptcy protection, a judge could modify settlement terms or reduce payments. In addition, the Internal Revenue Service is auditing the structure of tobacco bonds to determine the tax-exempt status of the coupon payments. In short, issuers of tobacco bonds are transferring a significant amount of event risk to the bondholder.

It is my opinion that tobacco bonds possess a level of event risk that is not acceptable for an investment-grade security. While USAA tax-exempt funds are managed with an income orientation, we embrace the old adage that there is NO return on principal without return OF principal.

CURRENT MARKET CONDITIONS

Even though it appears that the credit markets believe the threat of higher inflation has eased, I remain vigilant for commodity-induced inflation from the recent price increases in oil and natural gas. Once energy prices stabilize, I will view any increase in interest rates as an opportunity to improve the tax-exempt distribution yield of your Fund.

TAXABLE EQUIVALENT YIELDS

The tables below compare the yield of the USAA New York Bond Fund with a taxable equivalent investment.

--------------------------------------------------------------------------------
  TO MATCH THE USAA NEW YORK BOND FUND'S CLOSING 30-DAY SEC YIELD OF 5.02% AND:

  Assuming a New York state tax rate of 6.85%
   and a marginal federal tax rate of:     15%     28%     31%     36%    39.6%

  A FULLY TAXABLE INVESTMENT MUST PAY:   6.34%   7.48%   7.81%   8.42%    8.92%

  Assuming a New York state and city tax rate of 10.63%
   and a marginal federal tax rate of:     15%     28%     31%     36%    39.6%

  A FULLY TAXABLE INVESTMENT MUST PAY:   6.61%   7.80%   8.14%   8.77%    9.30%
--------------------------------------------------------------------------------

THIS TABLE IS BASED ON A HYPOTHETICAL INVESTMENT CALCULATED FOR ILLUSTRATIVE PURPOSES ONLY. IT IS NOT AN INDICATION OF PERFORMANCE FOR ANY OF THE USAA FAMILY OF FUNDS.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.






                              PORTFOLIO RATINGS MIX
                                     9/30/00

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2000 of the USAA New York Bond Fund to be:

AAA - 35%; AA - 31%; A - 28%; and BBB - 6%.

THE FOUR HIGHEST LONG-TERM CREDIT RATINGS, IN DESCENDING ORDER OF CREDIT QUALITY, ARE AAA, AA, A, AND BBB. THIS CHART REFLECTS THE HIGHER RATING OF EITHER MOODY'S INVESTORS SERVICE, STANDARD & POOR'S RATING SERVICES, OR FITCH IBCA.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 14-16.








INVESTMENT REVIEW

USAA NEW YORK MONEY MARKET FUND

OBJECTIVE: High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality New York tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

================================================================================
                                            3/31/00              9/30/00
--------------------------------------------------------------------------------
  Net Assets                             $77.9 Million        $79.1 Million
  Net Asset Value Per Share                  $1.00                $1.00
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/00
--------------------------------------------------------------------------------
           3/31/00                             SINCE INCEPTION      7-DAY
         TO 9/30/00      1 YEAR     5 YEARS      ON 10/15/90        YIELD
           1.88%(+)       3.50%      3.20%           3.11%          4.24%
================================================================================
(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.





                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA New York Money Market Fund and the iMoneyNet, Inc. (formerly IBC Financial Data) State Specific SB (Stock Broker) and GP (General Purpose) (Tax-Free) New York Money Funds.

                         USAA NEW YORK
                       MONEY MARKET FUND                   IMONEYNET, INC.
                       -----------------                   ---------------
09/27/99                     3.15%                              2.97%
10/25/99                     2.89%                              2.72%
11/29/99                     3.30%                              3.10%
12/27/99                     3.56%                              3.47%
01/31/00                     2.87%                              2.73%
02/28/00                     3.42%                              2.90%
03/27/00                     3.28%                              3.05%
04/24/00                     3.60%                              3.48%
05/22/00                     4.13%                              3.66%
06/26/00                     4.01%                              3.76%
07/31/00                     3.72%                              3.54%
08/28/00                     3.71%                              3.52%
09/25/00                     3.97%                              3.73%

DATA REPRESENT THE LAST MONDAY OF EACH MONTH.

THE GRAPH TRACKS THE FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) STATE SPECIFIC SB (STOCK BROKER) & GP (GENERAL PURPOSE) (TAX-FREE) NEW YORK MONEY FUNDS, AN AVERAGE OF MONEY MARKET FUND YIELDS.







MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, REGINA G. SHAFER, CFA, APPEARS HERE.]

MARKET SUMMARY

The national economy has shown signs of cooling from the economic picture we had seen six months ago. In May, the Federal Reserve (the Fed) increased the federal funds rate (the interest rate banks charge to other banks) to 6.50%, its fourth increase since September 1999. The Fed's rate increase and high energy costs seem to have caused some reduction in construction and consumer spending. Overall, current industry sentiment is that inflation concerns have settled and additional Fed interest rate increases may not be necessary this year.

Rates have increased in the short-term tax-exempt market since our annual report March 31, 2000. If you recall, average one-year rates were at 4.08% at that time. One-year rates reached a high of 4.64% in May, according to the Bond Buyer One-Year Note Index. Income tax payments took more money out of the market than was coming in, so there was an extended period of modest demand for tax-exempt securities, causing the spike in one-year rates. Since then, the average rate on a one-year note has trended back down to 4.20%, still 0.12% higher than six months ago.

STRATEGY

We continue to believe that variable-rate demand notes (VRDNs) provide a good value for the USAA New York Money Market Fund. VRDNs provide the owner the option to sell the security back to the issuer upon seven days' notice or less at a price of par (face value) plus accrued interest. The interest rates on these securities also reset at least every seven days. In our opinion the VRDNs have attractive rates and provide needed flexibility to extend into longer-term securities if appealing opportunities arise in the longer market.

The Fund's fixed-rate purchases during the period were concentrated in notes and bonds in the nine-month to one-year maturity range. Although past performance is no guarantee of future results, these securities have performed well, and the fixed rates have also provided the Fund with some stability when VRDN rates fall (as they do seasonally when demand exceeds supply in the market).


THE BOND BUYER ONE-YEAR NOTE INDEX IS REPRESENTATIVE OF YIELDS ON 10 LARGE ONE-YEAR, TAX-EXEMPT NOTES.


THE FUND

Daily and weekly VRDNs represented 76.0% of the Fund's assets on September 30, 2000. In addition, the Fund also had positions in tax-exempt commercial paper, put bonds, and other bonds/notes.

The Fund's average maturity of 41 days on September 30, 2000, was only slightly shorter than the iMoneyNet, Inc.'s (formerly IBC Financial Data) average New York tax-exempt money market fund.

FUND PERFORMANCE

For the 12 months ending September 30, 2000, your Fund ranked 8 out of 44 New York tax-exempt money market funds according to iMoneyNet, Inc., with a return of 3.50%. The average for the category over the same period was 3.29%. Please keep in mind that past performance is no guarantee of future results.







                      CUMULATIVE PERFORMANCE OF $10,000

A chart in the form of a line graph appears here illustrating the cumulative performance of a $10,000 investment of the USAA New York Money Market Fund. The data is from 10/15/90 to 9/30/00. The data points from the graph are as follows:

USAA NEW YORK MONEY MARKET FUND
 YEAR                  AMOUNT
 ----                  ------
10/15/90              $10,000
03/31/91               10,223
09/30/91               10,428
03/31/92               10,603
09/30/92               10,753
03/31/93               10,869
09/30/93               10,979
03/31/94               11,086
09/30/94               11,214
03/31/95               11,392
09/30/95               11,597
03/31/96               11,797
09/30/96               11,985
03/31/97               12,170
09/30/97               12,371
03/31/98               12,570
09/30/98               12,766
03/31/99               12,935
09/30/99               13,119
03/31/00               13,327
09/30/00               13,578

DATA SINCE INCEPTION 10/15/90 THROUGH 9/30/00.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE FUND'S PERFORMANCE. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR THE SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.

YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 17-19.







CATEGORIES & DEFINITIONS
PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, corporation, or a collateral trust.

The USAA New York Money Market Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality at the time of purchase. The Manager also attempts to minimize credit risk in the USAA New York Money Market Fund through rigorous internal credit research.

(PRE)  Prerefunded to a date prior to maturity.
(LOC)  Enhanced by a bank letter of credit.
(LIQ)  Enhanced by a bank liquidity  agreement.
(NBGA) Enhanced by a nonbank guarantee agreement.
(INS)  Scheduled principal and interest payments are insured by:
       (1) MBIA, Inc.
       (2) AMBAC Financial Group, Inc.
       (3) Financial Guaranty Insurance Co.
       (4) Financial Security Assurance Holdings Ltd.
       (5) Asset Guaranty Insurance Co.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN    Bond Anticipation Note            MERLOT   Municipal Exempt Receipts-
COP    Certificate of Participation                 Liquidity Optional Tender
CP     Commercial Paper                  MFH      Multifamily Housing
CSD    Central School District           PCRB     Pollution Control Revenue Bond
GO     General Obligation                MTA      Metropolitan Transportation
IDA    Industrial Development                       Authority
         Authority/Agency                RAN      Revenue Anticipation Note
                                         RB       Revenue Bond







USAA NEW YORK BOND FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

 PRINCIPAL                                            COUPON    FINAL    MARKET
  AMOUNT                 SECURITY                      RATE    MATURITY   VALUE
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (97.3%)

            NEW YORK
  $ 3,150   Buffalo Municipal Water Finance Auth. RB,
              Series 1998A (INS)(3)                   5.00%   7/01/2028  $ 2,812
    2,200   Dormitory Auth. Court Facilities Lease RB,
              Series 1999                             6.00    5/15/2039    2,239
            Dormitory Auth. RB,
    2,000     Series 1992 (Manhattan College)(INS)(5) 6.50    7/01/2019    2,069
    2,000     Series 1994 (Gurwin Geriatric Center)   7.35    8/01/2029    2,192
    2,800     Series 1997 (Lutheran Center)(LOC)      6.05    7/01/2026    2,834
    1,750     Series 1999 (Long Island University)
                (INS)(5)                              5.13    9/01/2023    1,600
    2,000     Series 1999 (Pratt Institute)(INS)(5)   6.00    7/01/2020    2,057
    1,000     Series 1999 (SUNY)(INS)(3)              5.75    5/15/2024    1,007
    2,500     Series 1999A (Good Samaritan
              Hospital)(INS)(1)                       5.50    7/01/2024    2,415
    4,500     Series 1999A (Upstate Community
                Colleges)                             5.00    7/01/2028    3,891
    1,750     Series 1999B (University of Rochester)  5.63    7/01/2024    1,718
    4,065     Series 2000A (University of Rochester)
              (INS)(1),(a)                            6.05    7/01/2023    2,347
    1,090   Dutchess County IDA Civic Facility RB,
              Series 2000                             5.75    8/01/2030    1,071
    1,650   Environmental Facilities Corp. PCRB,
              Series 1990B                            7.50    3/15/2011    1,670
    1,890   Groton Community Health Care Facilities
              RB, Series 1994A                        7.45    7/15/2021    2,092
            Housing Finance Agency MFH RB,
    1,805     Series 1992E (Secured Mortgage Program) 6.75    8/15/2025    1,871
    2,440     Series 1996A (Housing Project)(INS)(4)  6.13   11/01/2020    2,492
    4,500   Long Island Power Auth. RB, Series 1998A  5.25   12/01/2026    4,126
            Medical Care Facilities Finance Agency RB,
    2,500     Series 1994A (Community General
              Hospital of Sullivan County)            6.25    2/15/2024    2,549
    1,830     Series 1994A (Hospital and Nursing Home
              Facilities)                             6.50    2/15/2034    1,907
    2,000     Series 1994A (New York Hospital)(PRE)   6.90    8/15/2034    2,216
    1,965     Series 1994E (Mental Health Service)
                (PRE)                                 6.50    8/15/2024    2,124
    2,500     Series 1995A (Brookdale Hospital)(PRE)  6.85    2/15/2017    2,766
    2,395     Series 1995A (Health Center Projects)   6.38   11/15/2019    2,518
    3,250   Monroe County IDA RB, Series 1998         5.20   12/20/2039    2,907
            New York City GO,
    3,000     Series 1995B (PRE)                      7.25    8/15/2019    3,315
      180     Series 1997I (PRE)                      6.25    4/15/2017      197
    2,820     Series 1997I                            6.25    4/15/2017    2,962
    1,000     Series 2000A                            6.00    5/15/2020    1,033
    2,500   New York City IDA RB, Series 1997         5.80    8/01/2016    2,505
   22,090   New York City Municipal Water Finance
              Auth. RB, Series 1998D (a)              6.05    6/15/2020    7,123
    3,650   New York City Transit Auth. MTA RB,
              Series 2000A (INS)(2)                   5.88    1/01/2030    3,706
            New York City Transitional Finance Auth.
              RB,
    1,000     Series 1999A                            5.75    8/15/2024    1,005
    1,000     Series 1999C                            5.50    5/01/2025      975
    3,300   Niagara Falls City School District COP,
              Series 1998                             5.38    6/15/2028    2,937
    3,450   Ulster County Civic Facility IDA RB,
              Series 1999 (LOC)                       5.65   11/15/2024    3,179
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $86,544)                  86,427
--------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.4%)

            NEW YORK
      600   Dormitory Auth. RB,
              Series 1993 (Oxford University)(LOC)    5.60    7/01/2023      600
      100   New York City GO, Series 1994A-10 (LOC)   5.50    8/01/2016      100
      500   St. Lawrence County IDA PCRB,
              Series 1985 (LOC)                       5.55   12/01/2007      500
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $1,200)                1,200
--------------------------------------------------------------------------------
            Total investments (cost: $87,744)                            $87,627
================================================================================





                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Education                                           13.4%
            Water/Sewer Utilities - Municipal                   13.1
            Escrowed Bonds                                      12.0
            Hospitals                                           11.3
            Nursing/Continuing Care Centers                     11.3
            Appropriated Debt                                    7.7
            Special Assessment/Tax/Fee                           6.4
            Multifamily Housing                                  4.9
            Electric/Gas Utilities - Municipal                   4.6
            General Obligations                                  4.6
            Community Service                                    2.8
            Health Care - Miscellaneous                          2.8
            Buildings                                            2.5
            Other                                                1.3
                                                                ----
            Total                                               98.7%
                                                                ====






USAA NEW YORK MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

 PRINCIPAL                                            COUPON    FINAL
  AMOUNT                 SECURITY                      RATE    MATURITY   VALUE
--------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (76.0%)

            NEW YORK
  $ 4,000   Chautauqua County IDA RB, Series 2000A
              (LOC)                                   5.50%   8/01/2030  $ 4,000
    1,905   Dormitory Auth. RB,
              Series 1993 (Oxford University)(LOC)    5.60    7/01/2023    1,905
    3,275   Dutchess County IDA RB, Series 1997 (LOC) 5.50   10/01/2017    3,275
            Hempstead Town IDA RB,
    2,500     Series 1999 (LOC)                       5.65   12/01/2010    2,500
    3,500     Series 1999 (NBGA)                      5.65   12/01/2010    3,500
            Long Island Power Auth. Electric
              Systems RB,
    2,500     Series 5 (LOC)                          5.50    5/01/2033    2,500
      200     Series 6 (LOC)                          5.45    5/01/2033      200
    2,800   Metro Transportation Auth. Transport
              Facility RB, Series 1999A,
              MERLOT Series 2000F (LIQ)(INS)(3),(b)   5.45    7/01/2029    2,800
            New York City GO,
    3,115     Series 1994A-10 (LOC)                   5.50    8/01/2016    3,115
      600     Series 1994A-10 (LOC)                   5.50    8/01/2017      600
    1,200     Series 1994A-8 (LOC)                    5.55    8/01/2017    1,200
            New York City IDA RB,
    2,400     Series 1998 (LOC)                       5.60   12/01/2013    2,400
    1,800     Series 2000 (LOC)                       5.60    3/01/2020    1,800
   11,485   Ramapo Housing Auth. RB, Series 1998
              (LOC)                                   4.54   12/01/2029   11,485
    5,500   Rockland County IDA RB, Series 1999 (LOC) 4.54    2/01/2029    5,500
    4,050   St. Lawrence County IDA PCRB,
              Series 1985 (LOC)                       5.55   12/01/2007    4,050
    1,750   Suffolk County IDA RB, Series 1992 (LOC)  5.50   12/01/2012    1,750
    2,500   Tompkins County IDA RB, Series 2000 (LOC) 5.40    6/01/2025    2,500
    2,500   Urban Development Corp. RB MERLOT,
              Series 2000C (LIQ)(INS)(2),(b)          5.45    1/01/2029    2,500
    2,605   Westchester County IDA RB, Series 1998
              (LOC)                                   5.60   10/01/2028    2,605
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $60,185)              60,185
--------------------------------------------------------------------------------

                                PUT BONDS (2.1%)

            NEW YORK
            Hudson IDA RB,
       95     Series 1985 (Emsig Project)(LOC)        4.75   12/15/2000       95
       30     Series 1985 (Rual Project)(LOC)         4.75   12/15/2000       30
    1,500   State GO, Series 2000B (LOC)              4.35    3/15/2030    1,500
--------------------------------------------------------------------------------
            Total put bonds (cost: $1,625)                                 1,625
--------------------------------------------------------------------------------

                         FIXED-RATE INSTRUMENTS (21.9%)

            NEW YORK
    2,541   Andover CSD BAN, Series 2000              4.63    1/26/2001    2,545
      200   Bethlehem CSD GO, Series 1997 (INS)(3)    5.30   11/01/2000      200
      500   Brentwood Union Free School District GO,
              Series 2000 (INS)(4)                    5.63    6/15/2001      503
      450   Bridge Auth. RB, Series 1997              5.00    1/01/2001      451
      299   Chatham CSD GO, Series 2000 (INS)(4)      5.30    6/15/2001      300
      625   Colonie Public Improvement Bonds,
              Series 2000A (INS)(1)                   5.20    4/01/2001      628
      550   Evans-Brant CSD GO, Series 1999 (INS)(3)  5.00   12/15/2000      551
      450   Franklinville CSD GO, Series 2000
              (INS)(3)                                5.00   12/15/2000      451
      100   Middletown CSD GO, Series 1996A (INS)(2)  4.13   11/15/2000      100
    3,000   Nassau County RAN, Series 2000 D (LOC)    6.00    4/12/2001    3,023
    3,000   New York City Municipal Water Finance
              Auth. CP Notes, Series 1 (LOC)          4.05   11/09/2000    3,000
      668   New York Mills Union Free School
              District GO, Series 2000 (INS)(1)       5.30    6/15/2001      672
      750   Oneida County GO BAN                      4.50    4/20/2001      750
      470   Oneida County IDA RB, Series 1999C
              (INS)(5)                                4.50    1/01/2001      470
      225   Penfield Fire District GO, Series 1999
              (INS)(2)                                4.90   12/15/2000      225
    1,000   South Seneca CSD BAN, Series 2000         4.63    3/15/2001    1,002
      750   Southern Cayuga CSD GO, Series 2000
              (INS)(4)                                5.00    5/15/2001      753
    1,000   Suffolk County IDA RB, Series 1999
              (INS)(1)                                4.25    2/01/2001    1,000
      400   Thruway Auth. RB, Series 1994 (INS)(1)    5.10    4/01/2001      402
      300   Triborough Bridge and Tunnel Auth. RB,
              Series 1991T (PRE)                      7.00    1/01/2006      308
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $17,334)                  17,334
--------------------------------------------------------------------------------
            Total investments (cost: $79,144)                            $79,144
================================================================================








                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Nursing/Continuing Care Centers                     24.6%
            General Obligations                                 22.9
            Community Service                                   17.0
            Solid Waste Disposal                                 7.6
            Aluminum                                             5.1
            Special Assessment/Tax/Fee                           4.8
            Water/Sewer Utilities - Municipal                    3.8
            Appropriated Debt                                    3.7
            Hospitals                                            3.6
            Electric/Gas Utilities - Municipal                   3.4
            Publishing                                           2.4
            Other                                                1.1
                                                               -----
            Total                                              100.0%
                                                               =====









NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at date of purchase. For the USAA New York Bond Fund this security represented 1.0% of net assets.

(b) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A, and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Directors. These securities represented 6.7% of the USAA New York Money Market Fund's net assets.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

SEPTEMBER 30, 2000
(UNAUDITED)

                                                                     USAA
                                                        USAA        NEW YORK
                                                      NEW YORK    MONEY MARKET
                                                     BOND FUND        FUND
                                                   ---------------------------
ASSETS
   Investments in securities, at market value
      (identified cost of $87,744 and $79,144,
      respectively)                                 $   87,627     $   79,144
   Cash                                                    161            309
   Receivables:
      Capital shares sold                                    9             63
      Interest                                           1,144            548
                                                   ---------------------------
         Total assets                                   88,941         80,064
                                                   ---------------------------

LIABILITIES
   Capital shares redeemed                                 -              864
   USAA Transfer Agency Company                            -                3
   Accounts payable and accrued expenses                    48             42
   Dividends on capital shares                             114             10
                                                   ---------------------------
         Total liabilities                                 162            919
                                                   ---------------------------
            Net assets applicable to capital
               shares outstanding                   $   88,779     $   79,145
                                                   ===========================

REPRESENTED BY:
   Paid-in capital                                  $   92,011     $   79,145
   Accumulated net realized loss on investments         (3,115)           -
   Net unrealized depreciation of investments             (117)           -
                                                   ---------------------------
            Net assets applicable to capital
               shares outstanding                   $   88,779     $   79,145
                                                   ===========================
   Capital shares outstanding                            8,101         79,145
                                                   ===========================
   Authorized shares of $.01 par value                 100,000      1,060,000
                                                   ===========================
   Net asset value, redemption price, and offering
      price per share                               $    10.96     $     1.00
                                                   ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










STATEMENTS OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000
(UNAUDITED)

                                                                      USAA
                                                     USAA           NEW YORK
                                                   NEW YORK       MONEY MARKET
                                                  BOND FUND           FUND
                                                  ----------------------------
Net investment income:
   Interest income                                 $ 2,570           $ 1,673
                                                  ----------------------------
   Expenses:
      Management fees                                  169               155
      Transfer agent's fees                             27                21
      Custodian's fees                                  24                23
      Postage                                            5                 2
      Shareholder reporting fees                         3                 3
      Directors'/Trustees' fees                          3                 2
      Registration fees                                  1               -
      Professional fees                                 14                16
      Other                                              2                 2
                                                  ----------------------------
         Total expenses before reimbursement           248               224
      Expenses reimbursed                              (35)              (27)
                                                  ----------------------------
         Total expenses after reimbursement            213               197
                                                  ----------------------------
            Net investment income                    2,357             1,476
                                                  ----------------------------
Net realized and unrealized gain on investments:
      Net realized gain                                 60               -
      Change in net unrealized
         appreciation/depreciation                   1,301               -
                                                  ----------------------------
            Net realized and unrealized gain         1,361               -
                                                  ----------------------------
Increase in net assets resulting from
   operations                                      $ 3,718           $ 1,476
                                                  ============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.










STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2000, AND YEAR ENDED MARCH 31, 2000 (UNAUDITED)


                                                    USAA                    USAA
                                                  NEW YORK                NEW YORK
                                                 BOND FUND           MONEY MARKET FUND
                                           -----------------------------------------------
                                            9/30/2000   3/31/2000   9/30/2000   3/31/2000
                                           -----------------------------------------------
From operations:
   Net investment income                    $  2,357    $  4,850    $  1,476    $  2,169
   Net realized gain (loss) on investments        60        (524)        -           -
   Change in net unrealized appreciation/
      depreciation of investments              1,301      (6,692)        -           -
                                           -----------------------------------------------
      Increase (decrease) in net assets
         resulting from operations             3,718      (2,366)      1,476       2,169
                                           -----------------------------------------------
Distributions to shareholders from:
   Net investment income                      (2,357)     (4,850)     (1,476)     (2,169)
                                           -----------------------------------------------
From capital share transactions:
   Proceeds from shares sold                   7,922      24,016      37,794      75,077
   Dividend reinvestments                      1,652       3,572       1,411       2,071
   Cost of shares redeemed                    (5,127)    (25,881)    (38,008)    (68,034)
                                           -----------------------------------------------
      Increase in net assets from
         capital share transactions            4,447       1,707       1,197       9,114
                                           -----------------------------------------------
Net increase (decrease) in net assets          5,808      (5,509)      1,197       9,114
Net assets:
Beginning of period                           82,971      88,480      77,948      68,834
                                           -----------------------------------------------
   End of period                            $ 88,779    $ 82,971    $ 79,145    $ 77,948
                                           ===============================================
Change in shares outstanding:
   Shares sold                                   729       2,161      37,794      75,077
   Shares issued for dividends reinvested        152         327       1,411       2,071
   Shares redeemed                              (471)     (2,383)    (38,008)    (68,034)
                                           -----------------------------------------------
      Increase in shares outstanding             410         105       1,197       9,114
                                           ===============================================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2000
(UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA New York Bond Fund and USAA New York Money Market Fund (the Funds). The Funds have a common objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The USAA New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION - Investments in the USAA New York Bond Fund are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA New York Money Market Fund, are stated at amortized cost, which approximates market value.

B. FEDERAL TAXES - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities. The Funds concentrate their investments in New York tax-exempt securities and therefore may be exposed to more credit risk than portfolios with a broader geographical diversification.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. The Funds had no borrowings under any of these agreements during the six-month period ended September 30, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 2000, the USAA New York Bond Fund had capital loss carryovers for federal income tax purposes of $3,115,000 which, if not offset by subsequent capital gains, will expire between 2003-2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 2000, were as follows:

                                USAA NEW YORK    USAA NEW YORK
                                  BOND FUND    MONEY MARKET FUND
                                --------------------------------
Purchases                        $12,820,000     $103,534,000
Sales/maturities                 $ 9,201,000     $100,233,000

For the USAA New York Bond Fund, cost of purchases and proceeds from sales/maturities exclude short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 2000, were as follows:

                               APPRECIATION    DEPRECIATION        NET
                               ------------------------------------------
USAA New York Bond Fund         $2,815,000     ($2,931,000)    ($116,000)

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets
(ANA) of both Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based upon ANA.

The Manager has voluntarily agreed to limit the annual expenses of each Fund to 0.50% of its annual average net assets through August 1, 2001.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

USAA NEW YORK BOND FUND


                                  SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                                              ---------------------------------------------------------
                                    2000        2000        1999        1998        1997        1996
                                -----------------------------------------------------------------------
Net asset value at
   beginning of period            $ 10.79     $ 11.66     $ 11.62     $ 10.94     $ 10.95     $ 10.77
Net investment
   income                             .30         .61         .61         .63         .64         .63
Net realized and
   unrealized gain (loss)             .17        (.87)        .04         .68        (.01)        .18
Distributions from net
   investment income                 (.30)       (.61)       (.61)       (.63)       (.64)       (.63)
                                -----------------------------------------------------------------------
Net asset value at
   end of period                  $ 10.96     $ 10.79     $ 11.66     $ 11.62     $ 10.94     $ 10.95
                                =======================================================================
Total return (%)*                    4.41       (2.20)       5.73       12.24        5.89        7.67
Net assets at end
   of period (000)                $88,779     $82,971     $88,480     $70,611     $58,035     $53,987
Ratio of expenses to
   average net assets (%)             .50(a)      .50         .50         .50         .50         .50
Ratio of expenses
   to average net
   assets excluding
   reimbursements (%)                 .58(a)      .57         .58         .61         .66         .69
Ratio of net investment
   income to average
   net assets (%)                    5.50(a)     5.52        5.24        5.54        5.83        5.75
Portfolio turnover (%)              10.98       31.77       27.64       49.49       41.42       74.80

(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.



USAA NEW YORK MONEY MARKET FUND


                                  SIX-MONTH
                                PERIOD ENDED
                                SEPTEMBER 30,                   YEAR ENDED MARCH 31,
                                              ---------------------------------------------------------
                                   2000        2000        1999        1998        1997        1996
                                -----------------------------------------------------------------------
Net asset value at
   beginning of period           $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
Net investment
   income                            .02         .03         .03         .03         .03         .04
Distributions from net
   investment income                (.02)       (.03)       (.03)       (.03)       (.03)       (.04)
                                -----------------------------------------------------------------------
Net asset value at
   end of period                 $  1.00     $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                =======================================================================
Total return (%)*                   1.88        3.02        2.90        3.29        3.16        3.56
Net assets at end
   of period (000)               $79,145     $77,948     $68,834     $62,226     $49,996     $45,554
Ratio of expenses to
   average net assets (%)            .50(a)      .50         .50         .50         .50         .50
Ratio of expenses
   to average net
   assets excluding
   reimbursements (%)                .56(a)      .58         .60         .63         .69         .78
Ratio of net investment
   income to average
   net assets (%)                   3.72(a)     3.00        2.86        3.23        3.12        3.47

(a) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.










DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(ServiceMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777